Income Tax - Income Tax Expense (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense [Abstract]
Current Tax		$ 181,238	$ 18,363,448	$ 22,161,119
Deferred Tax		5,441,960	(5,741,861)	(9,308,766)
Inflation adjustment for prior period (see Note 15.5)				(8,594,199)
Over/under income tax from prior year	[1]	(1,001,615)	(494,797)
Income tax expense		$ 4,621,583	$ 12,126,790	$ 4,258,154	$ 555,002	$ 647,945	$ 264,257

[1]	It includes an income tax charge of 974,000 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 15.5 “Income tax – inflation adjustment for fiscal year 2020”.